INCOME TAXES	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 14 – INCOME TAXES

HII uses the liability method, where deferred tax assets and liabilities are determined based on the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities for financial and income tax reporting purposes. HII has incurred significant net losses in past years and, therefore, has no tax liability.

During the year ended December 31, 2014, the Company recognized a tax benefit of $5,639,233 related to the reversal of a portion of the full valuation allowance recorded on the deferred tax asset resulting from cumulative net operating loss carryforwards as a result of the acquisition of Hamilton on August 12, 2014. Management's analysis of the future use of the currently existing cumulative net operating loss carryforwards determined that it is more likely than not that a portion will be utilized prior to expiration. Accordingly, the valuation allowance on the deferred tax asset was reduced during the year ended December 31, 2014, and a tax benefit recognized.

The Company has evaluated the deferred income taxes with regards to Section 382 of the Internal Revenue Code and has determined no limitations on the use of net operating loss carryforwards exist at September 30, 2014.

The Company reported no uncertain tax liability as of December 31, 2014 and expects no significant change to the uncertain tax liability over the next twelve months.

The cumulative net operating loss carryforward is approximately $35,350,722 and $28,440,000 at December 31, 2014 and 2013, respectively, and will expire in the years 2022 through 2033.

	December 31, 2014	December 31, 2013

Deferred tax asset	$12,372,753	$9,954,000
Valuation of allowance	(6,733,520)	(9,954,000)

Net deferred tax asset	$5,639,233	$-

A reconciliation of the expected US tax (benefit) / expense to income taxes is as follows:

	12/31/2014
Expected tax expense/(benefit) at US Statutory rate	(2,733,298)	35.0%

Meals and entertainment	7,906	-0.1%
Stock for Services	(129,180)	1.7%
2013 Return to Provision	123,640	-1.6%
State tax, net of federal benefit	146,161	-1.9%
Change in valuation allowance	(2,829,599)	36.2%
Total Income Tax Expense	(5,414,370)	69.3%